Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Basic and Diluted Earnings Per Common Share

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2013	2012	2011
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$127,723	$103,334	$90,450
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	9,064	17,656	6,045

Earnings allocated to Watsco, Inc. shareholders	$118,659	$85,678	$84,405

Weighted-average common shares outstanding - Basic	32,195,598	31,680,187	30,678,206

Basic earnings per share for Common and Class B common stock	$3.69	$2.70	$2.75

Allocation of earnings for Basic:
Common stock	$108,690	$78,359	$76,574
Class B common stock	9,969	7,319	7,831

	$118,659	$85,678	$84,405

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$127,723	$103,334	$90,450
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	9,053	17,656	6,042

Earnings allocated to Watsco, Inc. shareholders	$118,670	$85,678	$84,408

Weighted-average common shares outstanding - Basic	32,195,598	31,680,187	30,678,206
Effect of dilutive stock options	62,470	64,212	75,085

Weighted-average common shares outstanding - Diluted	32,258,068	31,744,399	30,753,291

Diluted earnings per share for Common and Class B common stock	$3.68	$2.70	$2.74